DERIVATIVE LIABILITIES (Details 1) - Significant Unobservable Inputs (Level 3) [Member] - Number	Apr. 30, 2021	Jan. 31, 2021
Strike Price [Member] | Maximum [Member]
Derivative liability, measurement input	4.3	1.75
Strike Price [Member] | Minimum [Member]
Derivative liability, measurement input	2.1	4.30
Contractual Term (Years) [Member] | Maximum [Member]
Contractual term	3 months	2 months 26 days
Contractual Term (Years) [Member] | Minimum [Member]
Contractual term	1 year	9 months 22 days
Volatility [Member] | Maximum [Member]
Derivative liability, measurement input	5.373	544.0
Volatility [Member] | Minimum [Member]
Derivative liability, measurement input	1.165	184.80
High Yield Cash Rate [Member] | Maximum [Member]
Derivative liability, measurement input	0.2942	24.90
High Yield Cash Rate [Member] | Minimum [Member]
Derivative liability, measurement input	0.2490	21.09
Underlying Fair Market Value [Member]
Derivative liability, measurement input	2.1	3.62
Risk-Free Rate [Member] | Maximum [Member]
Derivative liability, measurement input	0.0017	0.13
Risk-Free Rate [Member] | Minimum [Member]
Derivative liability, measurement input	0.0007	0.05
Dividend Yield [Member]
Derivative liability, measurement input	0.00	0